SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregated Revenue (Details) - Origination fee revenue - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 1,472,250	$ 0	$ 4,203,900	$ 0
Agent
Disaggregation of Revenue [Line Items]
Revenue	557,500		1,750,911	0
Broker
Disaggregation of Revenue [Line Items]
Revenue	883,250		2,148,141	0
Client direct
Disaggregation of Revenue [Line Items]
Revenue	$ 31,500		$ 304,848	$ 0